Revenue (Tables)	6 Months Ended
Jun. 30, 2019
Revenue
Schedule of Revenue

	Six Months Ended
	June 30,
(in thousands of €)	2019	2018
Upfront payments	€8,615	€6,812
Milestone payments	26,135	10,132
Research and development service fees	8,782	966
	€43,532	€17,910